Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Payroll and payroll tax payable	$ 2,594,427	$ 2,318,236
Accrued service fee	447,519	447,519
Capital received in advance	500,000	940,200
Note financing fee payable	230,000
Other payables	175,183	249,346
Total other payables and accrued liabilities	$ 3,947,129	$ 3,955,301